NET LOSS PER SHARE - Basic and Diluted Net Income (Loss) (Details) - USD ($) $ / shares in Units, $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2022	Jul. 27, 2022	Dec. 31, 2023	Dec. 31, 2021
Numerator:
Net loss	$ (120,557)	$ (21,057)	$ (105,968)	$ (19,576)
Net loss attributable to noncontrolling interest	(24,990)	0	(15,987)	0
Net loss attributed to Class A shareholders - basic EPS	(95,567)	(21,057)	(89,981)	(19,576)
Net loss attributed to Class A shareholders - diluted EPS	$ (95,567)	$ (21,057)	$ (89,981)	$ (19,576)
Denominator:
Weighted-average basic shares outstanding (in shares)	86,460,560	8,000,002	91,158,500	8,000,002
Effect of dilutive securities (in shares)	0	0	0	0
Weighted-average diluted shares (in shares)	86,460,560	8,000,002	91,158,500	8,000,002
Basic net loss per share (in dollars per share)	$ (1.11)	$ (2.63)	$ (0.99)	$ (2.45)
Diluted net loss per share (in dollars per share)	$ (1.11)	$ (2.63)	$ (0.99)	$ (2.45)